Summary of Significant Accounting Policies (Details Narrative) (10-K)			3 Months Ended		12 Months Ended
	Dec. 12, 2017 USD ($)	Jan. 02, 2017 USD ($)	Mar. 31, 2018 USD ($) Products	Mar. 31, 2017 USD ($) Products	Dec. 31, 2017 USD ($) Products	Dec. 31, 2016 USD ($) Products	Dec. 31, 2015 USD ($)
Cash			$ 1,819,000	$ 803,000	$ 2,194,000	$ 275,000	$ 1,248,000
Available for secured revolving credit facility					289,000
Cumulative adjustment on compensation unvested option awards		$ 12,000	278,000
Allowance for doubtful accounts receivable			1,000		1,000	50,000
Sales returns and allowances
Allowance for doubtful accounts receivable, write-offs					$ 42,000
License agreement term, description					The License and Supply Agreement term is from April 23, 2012 through December 31, 2025.
Estimated useful lives of property plant and equipment					3 years	7 years
Impairment losses for long-lived assets
Deferred revenue					265,000	227,000
Deferred revenue recognized					70,000
Royalty income			27,000	44,000	265,000	227,000
Shipping, handling and transportation costs					35,000	24,000
Other nonoperating income expense			22,000	10,000	74,000	(4,000)
New Jersey Economic Development Authority [Member]
Proceeds from net operating loss and research and development tax credit	$ 1,789,000
License Agreement with Bellco [Member]
Deferred revenue					278,000	348,000
Deferred revenue recognized			17,000		210,000	183,000
Royalty income			$ 27,000	$ 27,000	55,000	$ 44,000
Bellco [Member]
Deferred revenue recognized					$ 278,000
Sales Revenue Goods Net [Member]
Concentration risk, percentage			37.00%	48.00%
Number of major customers | Products			3	3
Sales Revenue Goods Net [Member] | Four Customers [Member]
Concentration risk, percentage					50.00%	55.00%
Number of major customers | Products					4	4
Accounts Receivable [Member]
Concentration risk, percentage			36.00%		34.00%
Number of major customers | Products			3		3
Accounts Receivable [Member] | Three Customers [Member]
Concentration risk, percentage					38.00%
Number of major customers | Products					3
Accounts Receivable [Member] | Two Customers [Member]
Concentration risk, percentage						47.00%
Number of major customers | Products						2